UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
				 [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Town & Country Bank & Trust CO dba First Bankers Trust CO
Address:  215 West Muhammad Ali Blvd.
		Suite 100
		Louisville, KY  40202-1411


Form 13F File Number:	028-11407



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	C. Barret Birnsteel
Title:	Executive Trust Officer
Phone:	502-587-2982

Signature, Place and Date of Signing:


	[Signature]		  [City, State]		  [Date]






Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	 0
Form 13F Information Table Entry Total:	95
Form 13F Information Table Value Total:	86,453 (in 1,000's)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.	 	Form 13F File Number		Name

		28-							NONE

[Repeat as necessary.]


PAGE 1

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 03/31/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000'S)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL      INVESTMENT              SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT       DISCRETION    MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
3M COMPANY             COMMON   88579Y101         1,044       20,989    SOLE                     18,589            0        2,400
A T & T INC            COMMON   00206R102         2,550      101,206    SOLE                     99,596            0        1,610
ABBOTT LABS            COMMON   002824100         1,735       36,373    SOLE                     35,973            0          400
ALBERTO CULVER CO      COMMON   013078100           318       14,050    SOLE                     10,600            0        3,450
ALTRIA GROUP INC       COMMON   02209S103           874       54,540    SOLE                     51,440            0        3,100
AMERICAN EXPRESS CO    COMMON   025816109           164       12,010    SOLE                     11,910            0          100
AMERICAN WATER WORKS   COMMON   030420103           387       20,100    SOLE                     18,100            0        2,000
AMGEN INC              COMMON   031162100           540       10,909    SOLE                     10,509            0          400
AQUA AMERICA INC       COMMON   03836W103         1,000       49,977    SOLE                     46,745            0        3,232
ASHLAND INC            COMMON   044209104           154       14,900    SOLE                     12,900            0        2,000
AUTOMATIC DATA PROCES  COMMON   053015103           357       10,150    SOLE                     10,150            0            0
BANK AMER CORP         COMMON   060505104           125       18,393    SOLE                     18,393            0            0
BERKSHIRE HATHAWAY IN  COMMON   084670207           243           86    SOLE                         86            0            0
BP P L C SPONS ADR     COMMON   055622104         2,613      65,173    SOLE                     65,173            0            0
BRISTOL MYERS SQUIBB   COMMON   110122108         1,659       75,665    SOLE                     75,365            0          300
BROWN FORMAN CORP CL   COMMON   115637100           275        6,859    SOLE                      6,759            0          100
BROWN FORMAN CORP CL   COMMON   115637209           623       16,049    SOLE                     14,294            0        1,755
CADBURY PLC SPONS ADR  COMMON   12721E102           470       15,500    SOLE                     14,700            0          800
CHEVRON CORP           COMMON   166764100         4,654       69,218    SOLE                     67,918            0        1,300
CHURCHILL DOWNS INC    COMMON   171484108         1,896       63,063    SOLE                     62,963            0          100
CISCO SYS INC          COMMON   17275R102           460       27,411    SOLE                     27,411            0            0
CITIGROUP INC          COMMON   172967101            30       11,802    SOLE                     11,802            0            0
COCA COLA CO           COMMON   191216100         1,917       43,629    SOLE                     42,129            0        1,500
COLGATE PALMOLIVE CO   COMMON   194162103           467        7,914    SOLE                      7,914            0            0
COMCAST CORP CL A      COMMON   20030N101           137       10,073    SOLE                      9,928            0          145
CONOCOPHILLIPS         COMMON   20825C104           867       22,144    SOLE                     21,270            0          874
DISCOVER FINANCIAL SV  COMMON   254709108            77       12,248    SOLE                     11,698            0          550
DISNEY WALT PRODTNS    COMMON   254687106           244       13,446    SOLE                     13,446            0            0
DOVER CORP             COMMON   260003108           353       13,378    SOLE                     13,378            0            0
DOW CHEMICAL CORP      COMMON   260543103           195       23,102    SOLE                     20,602            0        2,500
DU PONT E I DE NEMOUR  COMMON   263534109           387       17,334    SOLE                     17,234            0          100
DUKE ENERGY CORP       COMMON   26441C105         1,466      102,409    SOLE                     99,941            0        2,468
ELI LILLY AND COMPANY  COMMON   532457108           600       17,972    SOLE                     16,772            0        1,200
EMERSON ELEC CO        COMMON   291011104           287       10,040    SOLE                      9,740            0          300
EXXON MOBIL CORP       COMMON   30231G102         9,426      138,407    SOLE                    137,447            0          960
FIDELITY MAGELLAN FD   MUTUAL   316184100           218        4,891    SOLE                      4,891            0            0
FIFTH THIRD BANCORP    COMMON   316773100            37       12,595    SOLE                     12,595            0            0
FIRST HORIZON NATIONA  COMMON   320517105           146       13,569    SOLE                     13,569            0            0
FPL GROUP INC COM      COMMON   302571104           402        7,922    SOLE                      7,922            0            0
GENERAL ELEC CO        COMMON   369604103         1,563      154,592    SOLE                    152,342            0        2,250
GENERAL MILLS INC      COMMON   370334104           330        6,624    SOLE                      6,624            0            0
GLAXOSMITHKLINE PLC A  COMMON   37733W105           326       10,484    SOLE                     10,484            0            0
GRACO INC              COMMON   384109104           286       16,775    SOLE                     15,775            0        1,000
HEINZ H J CO           COMMON   423074103         1,205       36,450    SOLE                     35,650            0          800
HERSHEY FOODS CORP     COMMON   427866108           691       19,892    SOLE                     17,492            0        2,400

PAGE 2

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 03/31/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000'S)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL      INVESTMENT              SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT       DISCRETION    MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
HOME DEPOT INC         COMMON   437076102            721       30,591    SOLE                     28,491            0        2,100
HONEYWELL INTL INC     COMMON   438516106            321       11,521    SOLE                     11,421            0          100
HOSPIRA INC            COMMON   441060100            293        9,486    SOLE                      9,266            0          220
I B M                  COMMON   459200101          1,780       18,375    SOLE                     17,515            0          860
INTEL CORP             COMMON   458140100            565       37,620    SOLE                     36,020            0        1,600
INVESTMENT CO AMER CO  MUTUAL   461308108            254       13,356    SOLE                     13,356            0            0
J P MORGAN CHASE & CO  COMMON   46625H100          5,045      189,803    SOLE                    180,592            0        9,211
JOHNSON & JOHNSON      COMMON   478160104          2,303       43,791    SOLE                     42,991            0          800
KIMBERLY CLARK CORP    COMMON   494368103            567       12,295    SOLE                     12,095            0          200
KINDER MORGAN EGY PTR  COMMON   494550106            241        5,165    SOLE                      5,165            0            0
KRAFT FOODS INC CL A   COMMON   50075N104            712       31,926    SOLE                     30,196            0        1,730
MAGELLAN MIDSTREAM PT  COMMON   559080106            235        8,000    SOLE                      8,000            0            0
MARATHON OIL CORP      COMMON   565849106          1,958       74,475    SOLE                     71,475            0        3,000
MCDONALDS CORP         COMMON   580135101            433        7,932    SOLE                      7,732            0          200
MEDTRONIC INC          COMMON   585055106            242        8,197    SOLE                      7,197            0        1,000
MERCK & CO INC         COMMON   589331107            910       34,036    SOLE                     33,936            0          100
MICROSOFT CORP         COMMON   594918104          1,848      100,577    SOLE                     98,377            0        2,200
MORGAN STANLEY         COMMON   617446448            226        9,946    SOLE                      9,846            0          100
MOTOROLA INC           COMMON   620076109             43       10,174    SOLE                     10,174            0            0
NEUBERGER & BERMAN EQ  MUTUAL   641224407            260       17,923    SOLE                     17,923            0            0
OLD NATL BANCORP IND   COMMON   680033107            451       40,405    SOLE                     40,405            0            0
PEPSICO INC            COMMON   713448108          3,010       58,479    SOXE                     57,979            0          500
PFIZER INC             COMMON   717081103          1,813      133,125    SOXE                    128,525            0        4,600
PHILIP MORRIS INTL IN  COMMON   718172109          1,736       48,780    SOLE                     45,780            0        3,000
PNC FINANCIAL CORP     COMMON   693475105            263        8,973    SOLE                      8,773            0          200
PROCTER & GAMBLE CO    COMMON   742718109          3,915       83,133    SOLE                     81,938            0        1,195
REGIONS FINANCIAL COR  COMMON   7591EP100            145       34,073    SOLE                     34,073            0            0
ROYAL DUTCH SHELL PLC  COMMON   780259206            298        6,724    SOLE                      6,724            0            0
SALLY BEAUTY HLDGS IN  COMMON   79546E104             60       10,645    SOLE                      6,800            0        3,845
SARA LEE CORP          COMMON   803111103            201       24,819    SOLE                     23,819            0        1,000
SCHERING PLOUGH CORP   COMMON   806605101            786       33,369    SOLE                     32,669            0          700
SCHLUMBERGER           COMMON   806857108            673       16,572    SOLE                     16,572            0            0
SPECTRA ENERGY CORP    COMMON   847560109            847       59,884    SOLE                     57,150            0        2,734
SUNTRUST BKS INC       COMMON   867914103            127       10,827    SOLE                     10,227            0          600
SY BANCORP CAP TR II   PREFERR  785059205            113       10,000    SOLE                     10,000            0            0
TARGET CORP            COMMON   87612E106            866       25,178    SOLE                     25,178            0            0
TIME WARNER INC COM    COMMON   887317303            260       13,468    SOLE                     12,801            0          667
TOOTSIE ROLL INDS INC  COMMON   890516107            299       13,753    SOLE                     11,248            0        2,505
UNITED PARCEL SVC CL   COMMON   911312106            609       12,366    SOLE                     12,366            0            0
US BANCORP             COMMON   902973304          1,650      112,909    SOLE                    112,501            0          408
VANGUARD INDEX TR 500  MUTUAL   922908108            220        2,994    SOLE                      2,994            0            0
VANGUARD WINDSOR FD I  MUTUAL   922018106            230       28,082    SOLE                     28,082            0            0
VERIZON COMMUNICATION  COMMON   92343V104          1,307       43,274    SOLE                     43,186            0           88
VISA INC CLASS A       COMMON   92826C839            300        5,400    SOLE                      5,100            0          300
WAL MART STORES INC    COMMON   931142103          1,299       24,924    SOLE                     24,924            0            0

PAGE 3

                                                     FIRST BANKERS TRUST COMPANY


                                                  DISCRETIONARY OWNERSHIP FOR 13F
                                                        AS OF DATE: 03/31/09
        (ITEM 1)      (ITEM 2)   (ITEM 3)      (ITEM 4)    (ITEM 5)         (ITEM 6)  (ITEM 7)               (ITEM 8)
                                               (IN 1,000'S)                                               VOTING AUTHORITY
                                                                                                              (SHARES)
                                                                                           ---------------------------------------
          NAME          TITLE                     FAIR     SHARES OR
           OF             OF       CUSIP        MARKET     PRINCIPAL       INVESTMENT             SOLE        SHARED        NONE
         ISSUER         CLASS      NUMBER        VALUE       AMOUNT        DISCRETION   MGR        (A)          (B)          (C)
---------------------- ------   ---------- -------------- ------------ ----------------- -- ------------ ------------ ------------
WALGREEN COMPANY       COMMON   931422109            496       19,125    SOLE                     18,525            0          600
WASHINGTON MUT INVS F  MUTUAL   939330106            217       11,795    SOLE                     11,795            0            0
WELLS FARGO & CO       COMMON   949746101            295       20,704    SOLE                     20,454            0          250
WHITNEY HLDG CORP      COMMON   966612103            202       17,642    SOLE                     17,642            0            0
WYETH                  COMMON   983024100          1,010       23,477    SOLE                     23,477            0            0

     TOTAL                                        86,453